Revenue from Contracts with Customers - Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 3,472	¥ 3,866
Within 1 year [Member]
Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	3,200	3,696
After 1 year [Member]
Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 272	¥ 170